Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income/(loss) available to common stockholders per share:
Net loss	$ (67,401)	$ (5,375)	$ (17,359)	$ (62,344)
Weighted average common shares outstanding:
Basic and diluted	24,822,033	23,355,432	23,355,432	23,334,235
Net loss per share – basic and diluted	$ (2.72)	$ (0.23)	$ (0.74)	$ (2.67)
Ocean Biomedical Inc [Member]
Income/(loss) available to common stockholders per share:
Net loss	$ (67,401)	$ (5,375)
Weighted average common shares outstanding:
Basic and diluted	24,822,033	23,355,432
Net loss per share – basic and diluted	$ (2.72)	$ (0.23)